LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.59%
Aerospace & Defense–0.42%
Huntington Ingalls Industries	1,910	$ 404,519
L3Harris Technologies	7,050	1,470,912
Spirit AeroSystems Holdings Class A	4,380	360,211
†Teledyne Technologies	575	185,144
TransDigm Group	650	338,436
		2,759,222
Airlines–0.18%
Delta Air Lines	7,110	409,536
†United Airlines Holdings	8,970	793,038
		1,202,574
Auto Components–0.45%
BorgWarner	80,258	2,943,863
		2,943,863
Automobiles–0.17%
General Motors	30,030	1,125,524
		1,125,524
Banks–7.65%
Bank of America	114,840	3,349,883
CIT Group	15,420	698,680
Citigroup	44,690	3,087,185
Citizens Financial Group	142,173	5,028,659
Comerica	33,970	2,241,680
East West Bancorp	3,500	155,015
Fifth Third Bancorp	238,715	6,536,017
First Republic Bank	41,333	3,996,901
Huntington Bancshares	240,782	3,435,959
KeyCorp	14,600	260,464
M&T Bank	54,623	8,628,796
Popular	33,340	1,803,027
Regions Financial	63,010	996,818
Signature Bank	4,950	590,139
SunTrust Banks	109,296	7,519,565
†SVB Financial Group	1,275	266,411
Zions Bancorp	36,778	1,637,357
		50,232,556
Beverages–1.14%
Constellation Brands Class A	18,699	3,875,929
Keurig Dr Pepper	64,459	1,761,020
Molson Coors Brewing Class B	32,525	1,870,187
		7,507,136
Biotechnology–0.91%
AbbVie	10,860	822,319
†Alnylam Pharmaceuticals	3,875	311,628
Amgen	8,610	1,666,121
†Biogen	1,810	421,404
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical	200	$ 13,480
†Bluebird Bio	2,500	229,550
†Celgene	1,520	150,936
Gilead Sciences	19,560	1,239,713
†Incyte	1,625	120,624
†Moderna	29,300	466,456
†Neurocrine Biosciences	3,200	288,352
†Sarepta Therapeutics	3,000	225,960
		5,956,543
Building Products–0.69%
Armstrong World Industries	8,090	782,303
Fortune Brands Home & Security	60,064	3,285,501
Masco	10,800	450,144
		4,517,948
Capital Markets–4.45%
Ameriprise Financial	53,831	7,918,540
Cboe Global Markets	1,400	160,874
E*TRADE Financial	1,400	61,166
Invesco	84,969	1,439,375
Legg Mason	4,900	187,131
LPL Financial Holdings	16,400	1,343,160
MarketAxess Holdings	725	237,438
Morningstar	4,750	694,165
MSCI	6,315	1,375,091
Northern Trust	48,481	4,524,247
Raymond James Financial	53,240	4,390,170
T. Rowe Price Group	60,678	6,932,461
		29,263,818
Chemicals–1.26%
Cabot	8,790	398,363
CF Industries Holdings	26,980	1,327,416
Eastman Chemical	5,100	376,533
Huntsman	52,560	1,222,546
Sherwin-Williams	8,988	4,942,231
		8,267,089
Communications Equipment–0.31%
Cisco Systems	21,890	1,081,585
†CommScope Holding	81,715	960,968
		2,042,553
Construction & Engineering–0.52%
†AECOM	36,470	1,369,813
EMCOR Group	5,090	438,351
Jacobs Engineering Group	11,040	1,010,160
†MasTec	8,670	562,943
		3,381,267
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.67%
Martin Marietta Materials	16,134	$ 4,422,329
		4,422,329
Consumer Finance–0.59%
Ally Financial	47,831	1,586,076
American Express	5,610	663,551
†Credit Acceptance	1,730	798,066
Discover Financial Services	10,430	845,769
		3,893,462
Containers & Packaging–2.18%
Ardagh Group S.A.	29,400	460,992
Avery Dennison	4,640	526,965
Ball	59,950	4,364,960
†Berry Global Group	20,420	801,893
†Crown Holdings	11,350	749,781
Silgan Holdings	146,387	4,396,734
WestRock	83,023	3,026,188
		14,327,513
Distributors–0.41%
Genuine Parts	27,298	2,718,608
		2,718,608
Diversified Consumer Services–0.03%
†frontdoor	4,650	225,850
		225,850
Diversified Financial Services–0.13%
Voya Financial	15,260	830,754
		830,754
Diversified Telecommunication Services–0.33%
Verizon Communications	35,630	2,150,627
		2,150,627
Electric Utilities–3.62%
American Electric Power	5,130	480,629
Edison International	56,926	4,293,359
Entergy	2,530	296,921
Evergy	80,334	5,347,031
Exelon	46,700	2,256,077
OGE Energy	17,960	815,025
Southern	1,810	111,804
Xcel Energy	157,271	10,205,315
		23,806,161
Electrical Equipment–1.83%
Acuity Brands	30,334	4,088,720
AMETEK	50,515	4,638,287
GrafTech International	30,900	395,520
Hubbell	19,348	2,542,327
Regal Beloit	4,600	335,110
		11,999,964
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–2.91%
Amphenol Class A	46,237	$ 4,461,871
†Arrow Electronics	55,969	4,174,168
CDW	47,001	5,792,403
†Keysight Technologies	29,660	2,884,435
SYNNEX	13,340	1,506,086
†Tech Data	3,120	325,229
		19,144,192
Energy Equipment & Services–0.02%
Baker Hughes	6,620	153,584
		153,584
Entertainment–0.31%
Activision Blizzard	4,150	219,618
†Take-Two Interactive Software	12,350	1,547,949
Viacom Class B	3,100	74,493
†Zynga Class A	32,300	187,986
		2,030,046
Equity Real Estate Investment Trusts–10.74%
American Campus Communities	52,056	2,502,852
American Homes 4 Rent Class A	116,426	3,014,269
American Tower	3,600	796,068
AvalonBay Communities	28,666	6,172,650
Boston Properties	40,952	5,309,836
Brixmor Property Group	199,031	4,038,339
Camden Property Trust	1,100	122,111
CyrusOne	1,400	110,740
Douglas Emmett	1,760	75,381
Duke Realty	14,700	499,359
EPR Properties	1,600	122,976
Equinix	2,845	1,640,996
Equity LifeStyle Properties	3,505	468,268
Equity Residential	5,200	448,552
Essex Property Trust	14,367	4,692,981
Extra Space Storage	6,390	746,480
Federal Realty Investment Trust	35,036	4,769,801
Gaming and Leisure Properties	14,800	565,952
Hudson Pacific Properties	7,700	257,642
Invitation Homes	27,980	828,488
JBG SMITH Properties	47,651	1,868,396
Kimco Realty	154,673	3,229,572
Liberty Property Trust	16,400	841,812
Medical Properties Trust	20,750	405,870
Mid-America Apartment Communities	2,999	389,900
Outfront Media	124,636	3,462,388
Paramount Group	58,730	784,045
Rayonier	107,838	3,041,032

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Realty Income	22,100	$ 1,694,628
Regency Centers	40,298	2,800,308
Retail Properties of America Class A	16,000	197,120
SBA Communications	3,520	848,848
SL Green Realty	8,440	689,970
STORE Capital	5,280	197,525
Sun Communities	4,750	705,137
Ventas	33,549	2,450,083
VICI Properties	16,300	369,195
Vornado Realty Trust	71,076	4,525,409
Weyerhaeuser	96,440	2,671,388
WP Carey	24,646	2,205,817
		70,562,184
Food & Staples Retailing–0.72%
Kroger	94,725	2,442,010
†U.S. Foods Holding	22,800	937,080
Walgreens Boots Alliance	20,970	1,159,851
Walmart	1,660	197,009
		4,735,950
Food Products–1.52%
Archer-Daniels-Midland	11,250	462,038
Ingredion	1,345	109,940
†Pilgrim's Pride	52,720	1,689,412
†Post Holdings	46,331	4,903,673
Tyson Foods Class A	33,100	2,851,234
		10,016,297
Gas Utilities–0.69%
National Fuel Gas	81,529	3,825,341
UGI	13,470	677,137
		4,502,478
Health Care Equipment & Supplies–1.57%
Cooper	100	29,700
DENTSPLY SIRONA	7,000	373,170
Hill-Rom Holdings	8,800	926,024
†Hologic	19,110	964,864
†SmileDirectClub	5,600	77,728
Teleflex	800	271,800
Zimmer Biomet Holdings	55,868	7,669,000
		10,312,286
Health Care Providers & Services–4.51%
AmerisourceBergen	63,791	5,251,913
Anthem	5,780	1,387,778
Cardinal Health	9,600	453,024
†Centene	20,550	888,993
†Cigna	18,547	2,815,249
†Covetrus	38,129	453,354
†DaVita	21,420	1,222,439
†Henry Schein	48,295	3,066,733
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Humana	7,481	$ 1,912,667
†Laboratory Corp of America Holdings	28,951	4,863,768
McKesson	2,940	401,780
†Premier Class A	18,400	532,128
UnitedHealth Group	5,415	1,176,788
Universal Health Services Class B	35,160	5,230,050
		29,656,664
Health Care Technology–0.06%
†Veeva Systems Class A	2,700	412,263
		412,263
Hotels, Restaurants & Leisure–1.33%
†Chipotle Mexican Grill	700	588,329
Hilton Worldwide Holdings	44,339	4,128,405
Starbucks	20,810	1,840,020
Wendy's	18,990	379,420
Wyndham Destinations	39,450	1,815,489
		8,751,663
Household Durables–1.43%
Garmin	2,600	220,194
†Mohawk Industries	31,833	3,949,520
Newell Brands	119,837	2,243,349
†NVR	75	278,801
PulteGroup	65,140	2,380,867
Toll Brothers	8,030	329,632
		9,402,363
Household Products–0.67%
Energizer Holdings	61,818	2,694,028
Procter & Gamble	13,460	1,674,155
		4,368,183
Independent Power and Renewable Electricity Producers–1.09%
AES	132,980	2,172,893
NRG Energy	58,310	2,309,076
Vistra Energy	99,510	2,659,902
		7,141,871
Industrial Conglomerates–0.63%
Carlisle	28,259	4,112,815
		4,112,815
Insurance–6.74%
†Alleghany	4,258	3,396,862
Allstate	19,090	2,074,701
American Financial Group	4,470	482,090
American National Insurance	300	37,119
Aon	2,810	543,932
†Arch Capital Group	2,820	118,384
Assurant	590	74,234

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Assured Guaranty	2,870	$ 127,600
Everest Re Group	1,675	445,701
Fidelity National Financial	3,150	139,892
First American Financial	11,400	672,714
Hanover Insurance Group	4,260	577,400
Hartford Financial Services Group	113,746	6,894,145
Loews	162,015	8,340,532
Marsh & McLennan	39,146	3,916,557
Mercury General	13,680	764,438
MetLife	8,800	415,008
Old Republic International	2,600	61,282
Primerica	5,660	720,122
Principal Financial Group	68,419	3,909,462
Progressive	51,937	4,012,133
Travelers	13,620	2,025,158
Unum Group	22,020	654,434
Willis Towers Watson	2,595	500,757
WR Berkley	47,013	3,395,749
		44,300,406
Interactive Media & Services–0.11%
†Twitter	17,400	716,880
		716,880
Internet & Direct Marketing Retail–1.14%
eBay	19,500	760,110
Expedia Group	50,292	6,759,748
		7,519,858
IT Services–1.91%
†Akamai Technologies	10,000	913,800
†Black Knight	9,321	569,140
Booz Allen Hamilton Holding	16,650	1,182,483
†CACI International Class A	5,150	1,190,989
†Euronet Worldwide	4,960	725,648
Fidelity National Information Services	9,914	1,316,183
Global Payments	2,997	476,523
Jack Henry & Associates	27,386	3,997,535
Leidos Holdings	18,840	1,617,979
Sabre	26,223	587,264
		12,577,544
Leisure Products–0.01%
†Peloton Interactive Class A	2,300	57,730
		57,730
Life Sciences Tools & Services–0.20%
Agilent Technologies	7,900	605,377
†IQVIA Holdings	4,840	722,999
		1,328,376
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.49%
Allison Transmission Holdings	23,880	$ 1,123,554
Crane	7,870	634,558
Cummins	4,570	743,402
Dover	7,820	778,559
†Gardner Denver Holdings	18,100	512,049
IDEX	24,233	3,971,304
Ingersoll-Rand	8,950	1,102,729
ITT	25,540	1,562,793
Lincoln Electric Holdings	25,316	2,196,416
†Middleby	34,232	4,001,721
Snap-on	28,130	4,403,470
Timken	44,300	1,927,493
		22,958,048
Media–2.88%
†Altice USA Class A	34,460	988,313
†AMC Networks Class A	7,490	368,208
CBS Class B	52,415	2,115,994
Comcast Class A	62,040	2,796,763
†DISH Network Class A	93,287	3,178,288
†Liberty Broadband Class C	23,527	2,462,571
†Liberty Media-Liberty SiriusXM Class C	87,341	3,664,828
Nexstar Media Group Class A	7,720	789,833
Omnicom Group	5,700	446,310
Sinclair Broadcast Group Class A	48,610	2,077,592
		18,888,700
Metals & Mining–0.15%
Reliance Steel & Aluminum	2,400	239,184
Steel Dynamics	25,210	751,258
		990,442
Mortgage Real Estate Investment Trusts (REITs)–0.01%
MFA Financial	5,200	38,272
		38,272
Multiline Retail–1.08%
Dollar General	9,450	1,501,983
Kohl's	70,771	3,514,488
Nordstrom	61,586	2,073,600
		7,090,071
Multi-Utilities–4.21%
CenterPoint Energy	6,870	207,337
CMS Energy	147,029	9,402,505
Consolidated Edison	6,400	604,608
Sempra Energy	46,464	6,858,551
WEC Energy Group	111,044	10,560,284
		27,633,285

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.06%
Cabot Oil & Gas	196,119	$ 3,445,811
Chevron	26,880	3,187,968
ConocoPhillips	30,730	1,750,995
CVR Energy	10,040	442,061
Devon Energy	20,200	486,012
Diamondback Energy	64,746	5,821,313
EQT	123,460	1,313,614
Equitrans Midstream	113,976	1,658,351
HollyFrontier	11,720	628,661
Marathon Oil	52,410	643,071
Marathon Petroleum	6,190	376,042
PBF Energy Class A	116,083	3,156,297
Peabody Energy	16,230	238,906
Phillips 66	10,310	1,055,744
Valero Energy	13,470	1,148,183
Williams	328,350	7,900,101
		33,253,130
Paper & Forest Products–0.09%
Domtar	15,970	571,886
		571,886
Personal Products–0.31%
Coty Class A	120,367	1,265,057
†Herbalife Nutrition	19,660	744,328
		2,009,385
Pharmaceuticals–0.55%
Allergan	3,250	546,943
Bristol-Myers Squibb	7,310	370,690
†Elanco Animal Health	8,100	215,379
Eli Lilly & Co.	1,170	130,841
†Jazz Pharmaceuticals	5,800	743,212
†Mylan	26,870	531,489
†Nektar Therapeutics	4,600	83,789
Perrigo	5,600	312,984
Pfizer	19,510	700,994
		3,636,321
Professional Services–0.50%
†CoStar Group	1,650	978,780
ManpowerGroup	19,120	1,610,669
Nielsen Holdings	9,000	191,250
TransUnion	6,200	502,794
		3,283,493
Real Estate Management & Development–1.07%
†CBRE Group Class A	106,688	5,655,531
†Cushman & Wakefield	73,483	1,361,640
		7,017,171
Road & Rail–0.18%
CSX	12,600	872,802
Kansas City Southern	1,200	159,612
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Landstar System	1,560	$ 175,625
		1,208,039
Semiconductors & Semiconductor Equipment–1.43%
Analog Devices	17,884	1,998,179
Applied Materials	2,470	123,253
KLA	3,000	478,350
Lam Research	10,760	2,486,743
Marvell Technology Group	47,540	1,187,074
†Micron Technology	9,100	389,935
NXP Semiconductors	14,380	1,569,146
†ON Semiconductor	23,260	446,825
QUALCOMM	8,510	649,143
Teradyne	900	52,119
		9,380,767
Software–1.04%
†Datadog Class A	3,400	115,294
†Fair Isaac	1,400	424,928
Oracle	22,970	1,264,039
†Synopsys	33,016	4,531,446
VMware Class A	3,380	507,203
		6,842,910
Specialty Retail–2.98%
†AutoZone	6,803	7,378,670
Best Buy	83,801	5,781,431
Gap	137,250	2,382,660
†O'Reilly Automotive	275	109,590
Tiffany & Co.	42,076	3,897,500
		19,549,851
Technology Hardware, Storage & Peripherals–0.52%
†Dell Technologies Class C	28,139	1,459,288
†NCR	9,700	306,132
†Xerox Holdings	54,500	1,630,095
		3,395,515
Textiles, Apparel & Luxury Goods–1.15%
†Deckers Outdoor	1,940	285,878
†Lululemon Athletica	4,350	837,506
PVH	33,843	2,985,968
Ralph Lauren	36,103	3,446,753
		7,556,105
Tobacco–0.13%
Altria Group	21,050	860,945
		860,945
Trading Companies & Distributors–0.51%
†HD Supply Holdings	25,300	991,128
MSC Industrial Direct Class A	27,397	1,987,104

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†United Rentals	3,130	$ 390,123
		3,368,355
Total Common Stock (Cost $483,707,601)		614,911,685

MONEY MARKET FUND–6.28%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	41,220,169	41,220,169
Total Money Market Fund (Cost $41,220,169)		41,220,169

TOTAL INVESTMENTS–99.87% (Cost $524,927,770)	656,131,854
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	871,558
NET ASSETS APPLICABLE TO 39,777,878 SHARES OUTSTANDING–100.00%	$657,003,412

† Non-income producing.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
98	E-mini S&P 500 Index	$14,594,650	$14,734,908	12/20/19	$—	$(140,258)
61	E-mini S&P MidCap 400 Index	11,821,800	12,017,072	12/20/19	—	(195,272)
Total Futures Contracts					$—	$(335,530)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$614,911,685	$—	$—	$614,911,685
Money Market Fund	41,220,169	—	—	41,220,169
Total Investments	$656,131,854	$—	$—	$656,131,854
Derivatives:

Liabilities:
Futures Contracts	$(335,530)	$—	$—	$(335,530)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8